COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Lease rent expense	$ 400	$ 1,420	$ 1,400	$ 1,300